Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Senior Notes due 2029
Amount Registered | shares	900,000,000
Maximum Aggregate Offering Price	$ 896,976,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 123,872.39
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-282733.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2033
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 844,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 116,633.74
Offering Note	(1) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-282733.